Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,805,260,000.00
Previously Paid Amount	0.00
Total Fee Amount	249,306.41
Total Offset Amount	0.00
Net Fee	$ 249,306.41